Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.74%
	COMMUNICATION SERVICES - 7.75%
	Internet - 2.25%
1,000	Alphabet, Inc. (a)	$1,162,810

	Media - 3.39%
20,000	Comcast Corp.	687,600
11,000	Walt Disney Co. (The)	1,062,600
		1,750,200
	Telecommunications - 2.11%
17,000	AT&T, Inc.	495,550
11,000	Verizon Communications, Inc.	591,030
		1,086,580
	Total Communication Services (Cost $2,506,557)	3,999,590

	CONSUMER DISCRETIONARY - 7.53%
	Auto Manufacturers - 0.91%
22,500	General Motors Co.	467,550

	Auto Parts & Equipment - 0.40%
35,000	Goodyear Tire & Rubber Co. (The)	203,700

	Home Builders - 1.30%
29,000	M.D.C. Holdings, Inc.	672,800

	Home Furnishings - 1.08%
6,500	Whirlpool Corp.	557,700

	Leisure Time - 0.62%
10,000	Royal Caribbean Cruises Ltd.	321,700

	Retail - 3.22%
20,000	Foot Locker, Inc.	441,000
12,000	Kohl's Corp.	175,080
6,000	Target Corp.	557,820
11,500	Williams-Sonoma, Inc.	488,980
		1,662,880
	Total Consumer Discretionary (Cost $4,855,349)	3,886,330

	CONSUMER STAPLES - 6.82%
	Agriculture - 1.87%
27,500	Archer-Daniels-Midland Co.	967,450

	Food - 2.40%
20,000	Kroger Co. (The)	602,400
11,000	Tyson Foods, Inc. - Class A	636,570
		1,238,970

	Retail - 2.55%
8,900	Walgreens Boots Alliance, Inc.	407,175
8,000	Wal-Mart, Inc.	908,960
		1,316,135
	Total Consumer Staples (Cost $2,258,117)	3,522,555

	ENERGY - 3.14%
	Oil & Gas - 2.07%
11,500	Exxon Mobil Corp.	436,655
17,000	Total SA - ADR (b)	633,080
		1,069,735
	Transportation - 1.07%
58,000	SFL Corp. Ltd.	549,260

	Total Energy (Cost $2,052,059)	1,618,995

	FINANCIALS - 13.77%
	Banks - 10.27%
30,000	Bank of America Corp.	636,900
30,000	Fifth Third Bancorp.	445,500
4,500	Goldman Sachs Group, Inc. (The)	695,655
13,500	JPMorgan Chase & Co.	1,215,405
60,000	Old National Bancorp	791,400
7,500	PNC Financial Services Group, Inc. (The)	717,900
26,000	Truist Financial Corp.	801,840
		5,304,600
	Diversified Financial Services - 1.27%
13,000	Capital One Financial Corp.	655,460

	Insurance - 2.23%
18,000	MetLife, Inc.	550,260
11,500	Prudential Financial, Inc.	599,610
		1,149,870
	Total Financials (Cost $5,918,652)	7,109,930

	HEALTH CARE - 13.91%
	Biotechnology - 4.56%
7,700	Amgen, Inc.	1,561,021
2,500	Biogen, Inc. (a)	790,950
		2,351,971
	Health Care Products - 3.50%
8,500	Abbott Laboratories	670,735
7,000	Medtronic PLC	631,260
5,000	Zimmer Biomet Holdings, Inc.	505,400
		1,807,395
	Health Care Services - 0.00% +
1	Encompass Health Corp.	64

	Pharmaceuticals - 5.85%
11,200	Cardinal Health, Inc.	536,928
6,702	CVS Health Corp.	397,630
7,500	Johnson & Johnson	983,475
8,000	Merck & Co., Inc.	615,520
15,000	Pfizer, Inc.	489,600
		3,023,153
	Total Health Care (Cost $5,481,284)	7,182,583

	INDUSTRIALS - 11.79%
	Airlines - 0.88%
16,000	Delta Air Lines, Inc.	456,480

	Auto Manufacturers - 1.44%
5,500	Cummins, Inc.	744,260

	Commercial Services - 1.23%
12,000	ManpowerGroup, Inc.	635,880

	Machinery - Construction & Mining - 1.80%
8,000	Caterpillar, Inc.	928,320

	Machinery - Diversified - 1.87%
7,000	Deere & Co.	967,120

	Miscellaneous Manufacturing - 1.96%
13,000	Eaton Corp. PLC	1,009,970

	Transportation - 2.61%
4,500	FedEx Corp.	545,670
5,500	Norfolk Southern Corp.	803,000
		1,348,670
	Total Industrials (Cost $4,684,267)	6,090,700

	INFORMATION TECHNOLOGY - 23.68%
	Computers - 6.71%
4,500	Apple, Inc.	1,144,305
7,100	International Business Machines Corp.	787,603
11,000	NetApp, Inc.	458,590
22,000	Seagate Technology PLC	1,073,600
		3,464,098
	Electronics - 1.08%
15,500	Benchmark Electronics, Inc.	309,845
10,000	Jabil, Inc.	245,800
		555,645
	Internet - 1.30%
36,000	NortonLifeLock, Inc.	673,560

	Semiconductors - 5.92%
40,000	Cohu, Inc.	495,200
18,000	Intel Corp.	974,160
2,900	Lam Research Corp.	696,000
13,200	QUALCOMM, Inc.	892,980
		3,058,340
	Software - 4.31%
8,000	Microsoft Corp.	1,261,680
20,000	Oracle Corp.	966,600
		2,228,280

	Telecommunications - 4.36%
18,000	Cisco Systems, Inc.	707,580
47,100	Corning, Inc.	967,434
30,000	Juniper Networks, Inc.	574,200
		2,249,214
	Total Information Technology (Cost $7,200,233)	12,229,137

	MATERIALS - 5.14%
	Chemicals - 2.15%
8,000	Albemarle Corp.	450,960
9,000	Celanese Corp. - Class A	660,510
		1,111,470
	Forest Products & Paper - 1.24%
20,500	International Paper Co.	638,165

	Mining - 1.75%
20,000	Newmont Corp.	905,600

	Total Materials (Cost $2,247,482)	2,655,235

	REAL ESTATE - 4.07%
	Real Estate Investment Trusts (REITS) - 4.07%
8,000	Digital Realty Trust, Inc.	1,111,280
45,000	Kimco Realty Corp.	435,150
40,000	Physicians Realty Trust	557,600
	Total Real Estate (Cost $2,200,281)	2,104,030

	UTILITIES - 0.14%
	Electric - 0.14%
950	Pinnacle West Capital Corp.	72,000
	Total Utilities (Cost $76,982)	72,000

	TOTAL COMMON STOCKS (Cost $39,481,263)	50,471,085

	SHORT-TERM INVESTMENT - 2.20%
	Money Market Fund - 2.20%
1,138,367	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, to yield 0.30% (c)	1,138,367
	TOTAL SHORT-TERM INVESTMENT (Cost $1,138,367)	1,138,367

	Total Investments (Cost $40,619,630) - 99.94%	$51,609,452
	Other assets less liabilities: 0.06%	31,029
	NET ASSETS: 100.00%	$51,640,481

+ Represents less than 0.005%.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of March 31, 2020.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Fund’s assets measured at fair value:

Al Frank Fund

Level 1	Level 2	Level 3	Total
$50,471,085	$-	$-	$50,471,085
1,138,367	-	-	1,138,367
$51,609,452	$-	$-	$51,609,452

There were no Level 3 securities held in the Fund during the current period presented.
* Refer to the Schedule of Investments for industry classification.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$40,502,584	$15,911,159	$(4,804,291)	$11,106,868